Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,647	$ 1,672
Work-in-process	484	446
Finished goods	661	664
Tooling and engineering	1,334	1,369
Inventory, net, total	$ 4,126	$ 4,151